Trade and other payables	9 Months Ended
Sep. 30, 2022
Trade and other payables [abstract]
Trade and other payables

8.	Trade and other payables

	2022	2021
	€’000	€’000
Trade payables	1,865	1,029
Amounts owed to related parties (1)	752	801
Lease liability – current	470	389
Payroll taxes	295	149
Other	34	509
Trade and other payables	3,416	2,877

(1)	This amount relates to a balance owing to an affiliate, MagP Inovação, S.A. (“MagP”). Please refer to the 2021 Form 20-F for details of the Group’s relationship with MagP.